Reconciliations Between Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Mar. 31, 2011
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	38.00%	41.00%		41.00%
Difference in statutory tax rates of foreign subsidiaries	(4.80%)	(6.40%)		(5.00%)
Change in valuation allowance	2.80%	(1.10%)		(8.10%)
Tax credit for research and development expenses	(3.10%)	(2.10%)		(2.10%)
Uncertainty in income taxes	(0.20%)	1.30%		(2.10%)
Tax rate change		(7.20%)	[1]
Other	0.90%	0.70%		0.80%
Effective income tax rate	33.60%	26.20%		24.50%

[1]	In accordance with the Law to Amend a Part of the Income Tax Law to Implement a Tax System Corresponding to Changes in the Economy and Social Structure (Law No. 114 of 2011) and the Special Measures Law to Secure Necessary Financial Resources to Execute Measures for Reconstruction from the Great East Japan Earthquake (Law No. 117 of 2011), which were enacted on December 2, 2011, the corporate tax rate, etc. applied to annual reporting periods commencing on and after April 1, 2012 has been revised in Japan. As a result of such amendments, the effective Japanese statutory corporate tax rate of 41% previously applied for calculation of the amount of deferred tax assets and deferred tax liabilities has been reduced to 38% with respect to temporary differences to be realized during the annual reporting period commencing as from April 1, 2012 through the annual reporting period commencing as from April 1, 2014, and reduced to 36% with respect to temporary differences to be realized during the annual reporting periods commencing on and after April 1, 2015.